Description of Business and Segmented Disclosures (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information	A) Results of Operations – Segment and Operational Information) Results for the Three Months Ended June 30

	Upstream
For the three months ended	Oil Sands		Conventional		Offshore		Total
June 30,	2022	2021 (1)	2022	2021	2022	2021	2022	2021 (1)
Revenues
Gross Sales	10,048	5,075	1,079	626	558	427	11,685	6,128
Less: Royalties	1,491	469	89	39	2	25	1,582	533
	8,557	4,606	990	587	556	402	10,103	5,595
Expenses
Purchased Product	1,071	430	390	287	—	—	1,461	717
Transportation and Blending	3,200	1,984	34	19	4	3	3,238	2,006
Operating	806	592	128	140	76	59	1,010	791
Realized (Gain) Loss on Risk Management	559	189	4	(1)	—	—	563	188
Operating Margin	2,921	1,411	434	142	476	340	3,831	1,893
Unrealized (Gain) Loss on Risk Management	(323)	374	(1)	2	—	—	(324)	376
Depreciation, Depletion and Amortization	690	627	99	102	159	117	948	846
Exploration Expense	(1)	2	1	1	10	1	10	4
(Income) Loss From Equity- Accounted Affiliates	8	(5)	—	—	(6)	(12)	2	(17)
Segment Income (Loss)	2,547	413	335	37	313	234	3,195	684
(1)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities, and to more appropriately reflect the cost of blending (see Note 3).

	Downstream
For the three months ended	Canadian Manufacturing		U.S. Manufacturing		Retail		Total
June 30,	2022	2021	2022	2021	2022	2021	2022	2021
Revenues
Gross Sales	1,521	1,088	8,474	4,729	849	501	10,844	6,318
Less: Royalties	—	—	—	—	—	—	—	—
	1,521	1,088	8,474	4,729	849	501	10,844	6,318
Expenses
Purchased Product	1,296	807	6,939	4,229	811	466	9,046	5,502
Transportation and Blending	(2)	—	—	—	—	—	(2)	—
Operating	180	92	655	394	31	29	866	515
Realized (Gain) Loss on Risk Management	—	—	87	10	—	—	87	10
Operating Margin	47	189	793	96	7	6	847	291
Unrealized (Gain) Loss on Risk Management	—	—	(41)	23	—	—	(41)	23
Depreciation, Depletion and Amortization	64	43	83	103	8	13	155	159
Exploration Expense	—	—	—	—	—	—	—	—
(Income) Loss From Equity- Accounted Affiliates	—	—	—	—	—	—	—	—
Segment Income (Loss)	(17)	146	751	(30)	(1)	(7)	733	109

For the three months ended	Corporate and Eliminations		Consolidated
June 30,	2022	2021 (1)	2022	2021 (1)
Revenues
Gross Sales	(1,782)	(1,276)	20,747	11,170
Less: Royalties	—	—	1,582	533
	(1,782)	(1,276)	19,165	10,637
Expenses
Purchased Product	(1,111)	(964)	9,396	5,255
Transportation and Blending	(188)	(152)	3,048	1,854
Operating	(395)	(162)	1,481	1,144
Realized (Gain) Loss on Risk Management	14	1	664	199
Unrealized (Gain) Loss on Risk Management	(16)	2	(381)	401
Depreciation, Depletion and Amortization	29	31	1,132	1,036
Exploration Expense	—	—	10	4
(Income) Loss From Equity-Accounted Affiliates	—	4	2	(13)
Segment Income (Loss)	(115)	(36)	3,813	757
General and Administrative	218	170	218	170
Finance Costs	195	232	195	232
Interest Income	(8)	(3)	(8)	(3)
Integration Costs	28	34	28	34
Foreign Exchange (Gain) Loss, Net	192	(172)	192	(172)
Re-measurement of Contingent Payment	15	249	15	249
Gain on Divestiture of Assets	(62)	(60)	(62)	(60)
Other (Income) Loss, Net	(38)	(29)	(38)	(29)
	540	421	540	421
Earnings (Loss) Before Income Tax			3,273	336
Income Tax Expense (Recovery)			841	112
Net Earnings (Loss)			2,432	224
(1)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities, and to more appropriately reflect the cost of blending (see Note 3).
ii) Results for the Six Months Ended June 30

	Upstream
For the six months ended	Oil Sands		Conventional		Offshore		Total
June 30,	2022	2021 (1)	2022	2021	2022	2021	2022	2021 (1)
Revenues
Gross Sales	19,266	9,993	2,191	1,402	1,125	858	22,582	12,253
Less: Royalties	2,573	793	160	63	34	50	2,767	906
	16,693	9,200	2,031	1,339	1,091	808	19,815	11,347
Expenses
Purchased Product	2,283	1,119	996	668	—	—	3,279	1,787
Transportation and Blending	6,356	3,934	68	37	8	7	6,432	3,978
Operating	1,508	1,177	262	282	149	117	1,919	1,576
Realized (Gain) Loss on Risk Management	1,426	418	8	—	—	—	1,434	418
Operating Margin	5,120	2,552	697	352	934	684	6,751	3,588
Unrealized (Gain) Loss on Risk Management	(57)	233	(1)	1	—	—	(58)	234
Depreciation, Depletion and Amortization	1,325	1,239	179	210	309	242	1,813	1,691
Exploration Expense	—	13	1	(3)	25	—	26	10
(Income) Loss From Equity- Accounted Affiliates	8	(5)	—	—	(10)	(24)	(2)	(29)
Segment Income (Loss)	3,844	1,072	518	144	610	466	4,972	1,682
(1)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities, and to more appropriately reflect the cost of blending (see Note 3).

	Downstream
For the six months ended	Canadian Manufacturing		U.S. Manufacturing		Retail		Total
June 30,	2022	2021	2022	2021	2022	2021	2022	2021
Revenues
Gross Sales	2,565	1,894	14,983	8,166	1,543	948	19,091	11,008
Less: Royalties	—	—	—	—	—	—	—	—
	2,565	1,894	14,983	8,166	1,543	948	19,091	11,008
Expenses
Purchased Product	2,100	1,438	12,421	7,149	1,471	883	15,992	9,470
Transportation and Blending	—	—	—	—	—	—	—	—
Operating	304	185	1,149	799	58	48	1,511	1,032
Realized (Gain) Loss on Risk Management	—	—	197	31	—	—	197	31
Operating Margin	161	271	1,216	187	14	17	1,391	475
Unrealized (Gain) Loss on Risk Management	—	—	(14)	33	—	—	(14)	33
Depreciation, Depletion and Amortization	106	86	168	217	16	25	290	328
Exploration Expense	—	—	—	—	—	—	—	—
(Income) Loss From Equity- Accounted Affiliates	—	—	—	—	—	—	—	—
Segment Income (Loss)	55	185	1,062	(63)	(2)	(8)	1,115	114

For the six months ended	Corporate and Eliminations		Consolidated
June 30,	2022	2021 (1)	2022	2021 (1)
Revenues
Gross Sales	(3,543)	(2,425)	38,130	20,836
Less: Royalties	—	—	2,767	906
	(3,543)	(2,425)	35,363	19,930
Expenses
Purchased Product	(2,393)	(1,799)	16,878	9,458
Transportation and Blending	(409)	(305)	6,023	3,673
Operating	(662)	(330)	2,768	2,278
Realized (Gain) Loss on Risk Management	7	92	1,638	541
Unrealized (Gain) Loss on Risk Management	2	(14)	(70)	253
Depreciation, Depletion and Amortization	59	62	2,162	2,081
Exploration Expense	—	—	26	10
(Income) Loss From Equity-Accounted Affiliates	—	2	(2)	(27)
Segment Income (Loss)	(147)	(133)	5,940	1,663
General and Administrative	417	333	417	333
Finance Costs	424	476	424	476
Interest Income	(23)	(7)	(23)	(7)
Integration Costs	52	257	52	257
Foreign Exchange (Gain) Loss, Net	90	(289)	90	(289)
Re-measurement of Contingent Payment	251	436	251	436
(Gain) Loss on Divestiture of Assets	(304)	(72)	(304)	(72)
Other (Income) Loss, Net	(408)	(101)	(408)	(101)
	499	1,033	499	1,033
Earnings (Loss) Before Income Tax			5,441	630
Income Tax Expense (Recovery)			1,384	186
Net Earnings (Loss)			4,057	444
(1)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities, and to more appropriately reflect the cost of blending (see Note 3).

Schedule of Revenues by Product
B) Revenues by Product

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Upstream (1)
Crude Oil	7,985	4,185	15,638	8,431
NGLs	1,172	549	2,234	1,167
Natural Gas	811	724	1,708	1,500
Other	135	137	235	249
Downstream
Canadian Manufacturing
Synthetic Crude Oil	759	451	1,129	797
Diesel and Distillate	124	91	254	176
Asphalt	150	116	234	181
Other Products and Services	488	430	948	740
U.S. Manufacturing
Gasoline	4,033	2,535	7,261	4,303
Diesel and Distillate	2,991	1,547	5,151	2,778
Other Products	1,450	647	2,571	1,085
Retail	849	501	1,543	948
Corporate and Eliminations	(1,782)	(1,276)	(3,543)	(2,425)
Consolidated	19,165	10,637	35,363	19,930
(1)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities, and to more appropriately reflect the cost of blending (see Note 3).

Schedule of Geographical Information
C) Geographical Information

	Revenues (1)
	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Canada (2)	9,674	5,222	18,472	10,734
United States	9,159	5,124	16,185	8,601
China	332	291	706	595
Consolidated	19,165	10,637	35,363	19,930
(1)Revenues by country are classified based on where the operations are located.
(2)Prior period results have been adjusted for the change in presentation of product swaps and certain third-party purchases used in blending and optimization activities, and to more appropriately reflect the cost of blending (see Note 3).

	Non-Current Assets (1)
As at	June 30, 2022	December 31, 2021
Canada (2)	32,426	33,981
United States	4,436	4,093
China	2,321	2,583
Indonesia	330	311
Consolidated	39,513	40,968
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
(2)Excludes assets held for sale of $525 million in the Retail segment (December 31, 2021 – Retail segment - $552 million, Oil Sands segment - $593 million and Conventional segment - $159 million).
Schedule of Assets by Segment
D) Assets by Segment (1)

	E&E Assets		PP&E		ROU Assets
As at	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Oil Sands	659	653	21,734	22,535	738	754
Conventional	5	6	1,797	2,174	2	2
Offshore	61	61	2,390	2,822	160	160
Canadian Manufacturing	—	—	2,274	2,353	291	339
U.S. Manufacturing	—	—	4,103	3,745	246	252
Retail	—	—	184	205	39	49
Corporate and Eliminations	—	—	369	391	440	454
Consolidated	725	720	32,851	34,225	1,916	2,010

	Goodwill		Total Assets
As at	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Oil Sands (1)	3,473	3,473	30,917	31,070
Conventional (1)	—	—	3,110	3,026
Offshore	—	—	3,115	3,597
Canadian Manufacturing	—	—	2,786	2,918
U.S. Manufacturing	—	—	9,489	7,777
Retail (1)	—	—	992	966
Corporate and Eliminations	—	—	5,485	4,750
Consolidated	3,473	3,473	55,894	54,104
(1)Total assets includes assets held for sale of $525 million in the Retail segment (December 31, 2021 – Retail segment - $552 million, Oil Sands segment - $593 million and Conventional segment - $159 million).
Schedule of Capital Expenditures
E) Capital Expenditures (1)

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Capital Investment
Oil Sands	376	201	751	419
Conventional	33	28	121	94
Offshore
Asia Pacific	2	1	2	3
Atlantic	89	34	142	58
Total Upstream	500	264	1,016	574

Canadian Manufacturing	36	10	50	14
U.S. Manufacturing	267	237	474	442
Retail	2	5	3	6
Total Downstream	305	252	527	462

Corporate and Eliminations	17	18	25	45
	822	534	1,568	1,081
Acquisition Capital
Oil Sands	—	—	—	3
Conventional	1	—	1	4
	1	—	1	7
Acquisitions (2)
Oil Sands	—	—	—	5,002
Conventional	—	—	—	547
Offshore	—	—	—	3,045
Canadian Manufacturing	—	—	—	2,283
U.S. Manufacturing	—	—	—	1,618
Retail	—	—	—	690
Corporate and Eliminations	—	—	—	156
	—	—	—	13,341

Total Capital Expenditures	823	534	1,569	14,429
(1)Includes expenditures on PP&E and E&E assets.
(2)Relates to the January 1, 2021, transaction which combined Cenovus and Husky Energy Inc. (“Husky”). For more details, see Note 5 of the annual Consolidated Financial Statements for the year ended December 31, 2021.